Income taxes - Temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of temporary differences
Net income	$ (19)	$ 0	$ (2)
Other comprehensive income	(1)	1
Presented on the consolidated statement of financial position as:
Deferred income taxes	23	7
Deferred income tax liability	(305)	(324)
Property, plant and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	(356)	(42)
Net income	32	32
Other comprehensive income	0	0
Foreign currency translation	11
Share capital	0
Other	0
Balance at end of period	(316)	(356)	(42)
Presented on the consolidated statement of financial position as:
As at reporting date	(316)	(356)	(42)
Property, plant and equipment and intangible assets subject to amortization | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	(3)	(346)
Net pension and share- based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	6	3
Net income	(3)	3
Other comprehensive income	0	0
Foreign currency translation	0
Share capital	0
Other	1
Balance at end of period	4	6	3
Presented on the consolidated statement of financial position as:
As at reporting date	4	6	3
Net pension and share- based compensation amounts | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	0	0
Debt and equity issue costs
Reconciliation of temporary differences
Balance at beginning of period	(1)	0
Net income	0	(1)
Other comprehensive income	0	0
Foreign currency translation	0
Share capital	9
Other	0
Balance at end of period	8	(1)	0
Presented on the consolidated statement of financial position as:
As at reporting date	8	(1)	0
Debt and equity issue costs | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	0	0
Provisions and other
Reconciliation of temporary differences
Balance at beginning of period	15	38
Net income	(9)	(34)
Other comprehensive income	(1)	1
Foreign currency translation	0
Share capital	0
Other	(1)
Balance at end of period	4	15	38
Presented on the consolidated statement of financial position as:
As at reporting date	4	15	38
Provisions and other | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	0	10
Non-capital loss carried forward
Reconciliation of temporary differences
Balance at beginning of period	17	3
Net income	(2)	0
Other comprehensive income	0	0
Foreign currency translation	0
Share capital	0
Other	0
Balance at end of period	15	17	3
Presented on the consolidated statement of financial position as:
As at reporting date	15	17	3
Non-capital loss carried forward | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	0	14
Leases
Reconciliation of temporary differences
Balance at beginning of period	2	1
Net income	1	0
Other comprehensive income	0	0
Foreign currency translation	0
Share capital	0
Other	0
Balance at end of period	3	2	1
Presented on the consolidated statement of financial position as:
As at reporting date	3	2	1
Leases | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	0	1
Net deferred income tax asset (liability)
Reconciliation of temporary differences
Balance at beginning of period	(317)	3
Net income	19	0
Other comprehensive income	(1)	1
Foreign currency translation	11
Share capital	9
Other	0
Balance at end of period	(282)	(317)	3
Presented on the consolidated statement of financial position as:
Deferred income taxes	23	7
Deferred income tax liability	(305)	(324)
As at reporting date	(282)	(317)	$ 3
Net deferred income tax asset (liability) | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other	$ (3)	$ (321)